Inventory (Tables)	6 Months Ended
Jun. 30, 2022
CIK 0001441693 Pro Farm Group, Inc
Inventory [Line Items]
Schedule of inventory	Inventories consist of the following (in thousands):

	JUNE 30,	DECEMBER 31,
	2022	2021
Raw materials	$4,370	$3,311
Work in progress	1,317	671
Finished goods	5,215	4,651
	$10,902	$8,633